Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,351,000
Previously Paid Amount	0.00
Total Fee Amount	738.97
Total Offset Amount	0.00
Net Fee	738.97
Narrative - Max Aggregate Offering Price	$ 5,351,000
Final Prospectus	true